Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Loss for the period	$ (789)	$ (13,199)
Adjustments for:
Depreciation	1,492	1,176
Depreciation of deferred dry-docking costs	1,115	856
Payment of deferred dry-docking costs	(2,225)	(493)
Provision for staff retirement indemnities	(10)	3
Impairment loss	0	4,615
Loss on derivative financial instruments	65	1,868
Interest expense and finance costs	2,510	2,242
Interest income	(3)	(12)
Foreign exchange gains, net	(53)	4
Share based payment	20	20
Trade receivables, net	142	(394)
Inventories	780	1,079
Prepayments and other assets	93	(320)
Insurance claims	(336)	0
Trade accounts payable	(1,372)	(720)
Accrued liabilities and other payables	227	(694)
Deferred revenue	426	0
Net cash generated from / (used in) operating activities	2,082	(3,969)
Cash flows from investing activities:
Vessel acquisition	(27,000)	0
Improvements	(83)	0
Advance for vessel acquisition	(1,631)	0
Purchases of office furniture and equipment	(14)	0
Interest received	3	12
Net cash (used in) / generated from investing activities	(28,725)	12
Cash flows from financing activities:
Proceeds from loans	34,250	0
Repayment of long-term debt	(1,493)	0
Prepayment of long-term debt	(35,507)	(2,240)
Proceeds from issuance of share capital	89,580	24,207
Proceeds from exercise of Warrants	20	194
Transaction costs on issue of new common shares	(401)	(532)
Increase in restricted cash	(1,675)	(83)
Repayment of lease liability	(80)	0
Payment of financing costs	(545)	0
Interest paid	(1,773)	(1,728)
Net cash generated from financing activities	82,376	19,818
Net increase in cash and cash equivalents	55,733	15,861
Cash and cash equivalents at the beginning of the period	19,037	2,366
Cash and cash equivalents at the end of the period	$ 74,770	$ 18,227